Taxes - Components of Provision (benefit) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 3,630	$ 7,451	$ 5,476
Foreign	200	148	70
State and Local	677	842	803
Total	4,507	8,441	6,349
Deferred
Federal	(14,360)	(933)	3,377
Foreign	(66)	(2)	9
State and Local	(37)	(128)	130
Total	(14,463)	(1,063)	3,516
Total income tax (benefit) provision	$ (9,956)	$ 7,378	$ 9,865